Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary shares	Additional paid-in capital	Statutory surplus reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Mar. 31, 2018	$ 11,500	$ 5,075,035	$ 2,008,019	$ 35,269,267	$ 2,187,805	$ 44,551,626
Balance, shares at Mar. 31, 2018	23,000,000
Capital contributions		627,628				627,628
Net income				18,721,979		18,721,979
Statutory reserve			56,077	(56,077)
Foreign currency translation adjustment					(2,985,586)	(2,985,586)
Balance at Mar. 31, 2019	$ 11,500	5,702,663	2,064,096	53,935,169	(797,781)	60,915,647
Balance, shares at Mar. 31, 2019	23,000,000
Ordinary shares issue for cash	$ 1,000	9,341,339				9,342,339
Ordinary shares issue for cash, shares	2,000,000
Net income				12,688,035		12,688,035
Foreign currency translation adjustment					(3,356,032)	(3,356,032)
Balance at Mar. 31, 2020	$ 12,500	$ 15,044,002	$ 2,064,096	$ 66,623,204	$ (4,153,813)	$ 79,589,989
Balance, shares at Mar. 31, 2020	25,000,000